FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of information about the financial instruments and their classifications [Table Text Block]

Fair value measurements at March 31, 2024 using:

	Level 1	Level 2	Level 3	Total
Financial liabilities:
Contingent purchase consideration from asset acquisitions and business combinations	$-	$1,461	$241	$1,702

Fair value measurements at December 31, 2023 using:

	Level 1	Level 2	Level 3	Total
Financial liabilities:
Contingent purchase consideration from asset acquisitions and business combinations	$-	$854	$241	$1,095

Fair value measurements at December 31, 2023 using:
Thousands of United States Dollars	Level 1	Level 2	Level 3	Total
Financial assets:
Investments (Note 9)	$-	$-	$-	$-

Financial liabilities:
Contingent purchase consideration from business combinations (Note 10)	$-	$854	$241	$1,095
Fair value measurements at December 31, 2022 using:
Thousands of United States Dollars	Level 1	Level 2	Level 3	Total
Financial assets:
Investments (Note 9)	$-	$-	$764	$764

Financial liabilities:
Contingent purchase consideration from business combinations (Note 10)	$-	$2,646	$901	$3,547

Schedule of assets and liabilities denominated in foreign currencies [Table Text Block]
December 31, 2023	CAD	GBP	EUR
Thousands of foreign currencies
Cash	969	35	1
Amounts receivable	2,995	125	-
Loans receivable	-	-	-
Trade payables	(6,767)	(22)	(18)
Accrued liabilities	(48)	(69)	-
Lease liability	(126)	(41)	-
Long term debt	(2,560)	-	-
Net carrying value	(5,537)	28	(17)
December 31, 2022	CAD	COP	GBP	EUR	CHF
Thousands of foreign currencies
Cash	1,691	2,961,487	64	1	-
Amounts receivable	2,964	15,127,223	61	-	-
Loans receivable	-	-	-	-	250
Trade payables	(9,333)	(2,975,794)	(56)	(161)	-
Accrued liabilities	(522)	(1,173,118)	(22)	-	-
Lease liability	(153)	(1,809,970)	(17)	-	-
Long term debt	(1,446)	-	-	-	-
Net carrying value	(6,799)	12,129,828	30	(160)	250